UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The BBH Fund, Inc.
                                       140 Broadway
                                       New York, NY 10005

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH U.S. Equity Fund
        The BBH Inflation-Indexed Securities Fund
        The BBH International Equity Fund
        The BBH Mid-Cap Fund
        The BBH Broad Market Fixed Income Fund
        The BBH Tax-Efficient Equity Fund


3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-48605

4(a). Last day of fiscal year for which this notice is filed:October 31, 2002

4(b).   [ ] Check box if this Form is being  filed  late
	(i.e.,  more than 90
        calendar days after the end of the issuer's fiscal
	year). (See
        Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

        The BBH U.S. Equity Fund       		 2,234,371.16
        The BBH Inflation-Indexed Securities Fund	 259,542,362.00
        The BBH International Equity Fund 		 51,573,354.36
        The BBH Broad Market Fixed Income Fund	 55,905,519.00
        The BBH Tax-Efficient Equity Fund		 59,142,296.00

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


        The BBH U.S. Equity Fund 			16,124,349.16
        The BBH Inflation-Indexed Securities Fund	95,484,028.00
        The BBH International Equity Fund		35,821,586.76
            The BBH Broad Market Fixed Income Fund	17,447,802.00
            The BBH Tax-Efficient Equity Fund   	7,949,222.00

        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year
	     ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
As of 10/31/01
            The BBH U.S. Equity Fund	 			-
            The BBH Inflation-Indexed Securities Fund		-
            The BBH International Equity Fund			-
            The BBH Broad Market Fixed Income Fund 		-
            The BBH Tax-Efficient Equity Fund			-

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH U.S. Equity Fund			16,124,349.16
            The BBH Inflation-Indexed Securities Fund	95,484,028.00
            The BBH International Equity Fund		35,821,586.76
            The BBH Broad Market Fixed Income Fund	17,447,802.00
            The BBH Tax-Efficient Equity Fund		7,949,222.00

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:                          255,570,914.60

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):               	 -


        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                         x .000092

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter ""0"" if no fee is due):		23,513

6.      Prepaid Shares

     If the response to Item 5(i) was determined  by  deducting  an
	  amount  of securities that were  registered  under
	the Securities Act of 1933 pursuant to rule 24e-2 as
	in effect  before  [effective  date of  rescission
	of rule  24e-2],  then  report the amount of  securities
	(number of shares or other
     units deducted here:  _____ . If there is a number of
	shares or other units
     that were registered  pursuant to rule 24e-2 remaining
	 unsold at the end of
     the fiscal year for which this form is filed that are
	available for use by
     the issuer in future fiscal years, then state that
	number here: _____.	 -

7.   Interest  due - if this Form is being filed more than
	90 days after the
     end of the issuer's fiscal year
	(see Instruction D):	 -



8.   Total of the amount of the  registration  fee
	due plus any  interest due
     [line 5(vii) plus line 7]:	 23,513



9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

	January 9, 2002

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following
	persons on behalf of the
issuer and in the capacities and
 on the dates indicated.

By (Signature and Title)* /S/ JOHN C. SMITH II
                         John C. Smith II
                         Assistant Treasurer

 Date January 9, 2003

  *Please print the name and title of the signing officer below the signature.